Property Plant and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property Plant and Equipment, Net (Textual)
Acquired property plant and equipment		$ 9